Deconsolidation of Certain Interests (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 04, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2014	Jan. 31, 2010
Consolidated Entities [Line Items]
Assets, Current		$ 257,232	$ 241,950
Equity method investment, ownership percentage		50.00%
Impairments of assets		$ 18,565	48,681	$ 5,351
Assets		4,350,900	4,422,384
Liabilities, Current		355,071	357,195
Other long-term liabilities		248,019	252,004
Borgata
Consolidated Entities [Line Items]
Assets, Current		97,935	100,297		$ 98,119
Impairments of assets		12,100
Long-Lived Assets					1,220,036
Assets					1,318,155
Liabilities, Current		$ 117,452	122,150		106,666
Other long-term liabilities					786,278
Other Noncontrolling Interests					191,833
Liabilities and noncontrolling interest					$ 1,084,777
Borgata
Consolidated Entities [Line Items]
Equity method investment, ownership percentage						50.00%
Echelon Central Energy Facility | LVE
Consolidated Entities [Line Items]
Purchase price of LVE energy center assets	$ 187,000
Sale price of LVE energy center assets	$ 187,000
Segment Reconciling Items [Member]
Consolidated Entities [Line Items]
Impairments of assets			$ 48,681	$ 5,351